Share-Based Payments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Share-Based Payments
23	SHARE-BASED PAYMENTS
During the years ended December 31, 2021 and December 31, 2022, the Group had the following share-based payment arrangements. The Group did not have such transactions during 2020.
Performance Share Plan (equity-settled)
On August 26, 2021, the board of directors approved and adopted the Performance Share Plan (the “PSP”) which allows the Group to offer ordinary shares or ADSs to eligible employees, officers, consultants and directors (“participants”) who fulfil certain performance criteria. Under the PSP, the number of ordinary shares or ADSs awarded shall no
t exceed
5.0
% of the total number of issued and outstanding shares of TDCX.
The number of shares granted is calculated in accordance with the performance-based formula. The formula rewards eligible participants to the extent of the Group’s and the individual’s achievement judged against the following measures:

(i)	Adjusted EBITDA

(ii)	Group employee satisfaction score

(iii)	Group customer satisfaction score

(iv)	Total shareholder return
The following represents the activity of the PSP awards during each period:

	2022	2021
Number of share awards
Outstanding at the beginning of the year	1,508,855	—
Granted during the year	4,106	1,508,855
Vested during the year	(134,474)	—
Forfeited during the year	(116,906)	—

Outstanding at the end of the year	1,261,581	1,508,855

The awards granted during the year will vest in four tranches and each tranche has its own performance conditions and vesting period. The weighted average fair value of the share awards at the grant date was
US$7.14 (2021:
U$26.51
).
The awards outstanding at the end of the year had a weighted average remaining contractual life of 1.15 years
(2021: 2.15 years).
The fair value of the shares awards has been measured using a Monte Carlo simulation model.
The inputs into the model are as follows:

	2022	2021
Expected volatility	34.8%	29.0%
Expected term	0.54 to 2.54 years	0.45 to 3.45 years
Risk free rate	4.0% - 4.3%	0.1% - 0.9%
Expected dividend yield	Nil	Nil

Expected volatility was determined by calculating the historical volatility of the share prices of comparable companies over the previous four years. The Group recognized expenses of S$19.5 million (2021: S$5.2 million, 2020: S$Nil) during the year in respect of the equity-settled share awards.